Acquisitions - Summary of Preliminary Allocation of the Purchase Price to the Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Aug. 25, 2021	Dec. 31, 2020
Liabilities
Goodwill	$ 1,965		$ 0
Acquisition Of True Green [Member] | Year 2021 [Member]
Assets
Accounts receivable		$ 3,420
Other assets		510
Property, plant and equipment		201,150
Intangible assets		5,225
Total assets acquired		210,305
Liabilities
Accounts payable		23
Long-term debt		1,795
Intangible liabilities		10,115
Asset retirement obligations		1,998
Other liabilities		935
Total liabilities assumed		14,866
Noncontrolling interest		4,315
Goodwill		1,965
Total fair value of consideration transferred, net of cash acquired		$ 193,089